Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Aggregate amount	¥ 244,327	¥ 183,364
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 62	¥ 45
Aggregate amount	¥ 240,203	¥ 177,382